UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07763

THE MASTERS’ SELECT FUNDS TRUST
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200-D, Orinda, California 94563
(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
Orinda, CA  94563
(Name and address of agent for service)

Copies to:

Mitchell Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Masters' Select Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 95.4%
Consumer Discretionary: 13.2%
15,100	Amazon.com, Inc. *	$2,719,963
156,000	DIRECTV - Class A *	7,300,800
229,500	HSN, Inc. *	7,350,885
55,000	Interpublic Group of Companies, Inc.	691,350
59,500	Johnson Controls, Inc.	2,473,415
78,090	Las Vegas Sands Corp. *	3,296,960
95,100	Mohawk Industries, Inc. *	5,815,365
18,000	New Oriental Education & Technology Group - ADR *	1,801,260
185,000	Pier 1 Imports, Inc. *	1,877,750
34,600	Time Warner Cable, Inc.	2,468,364
47,800	TRW Automotive Holdings Corp. *	2,632,824
156,000	Walt Disney Co. (The)	6,722,040
65,000	Williams-Sonoma, Inc.	2,632,500
		47,783,476
Consumer Staples: 2.9%
55,530	Costco Wholesale Corp.	4,071,459
18,150	Procter & Gamble Co.	1,118,040
308,500	Sara Lee Corp.	5,451,195
		10,640,694
Energy: 14.7%
176,400	Canadian Natural Resources Ltd.	8,719,452
198,500	Cenovus Energy, Inc.	7,816,930
343,000	Chesapeake Energy Corp.	11,497,360
50,590	EOG Resources, Inc.	5,995,421
24,500	FMC Technologies, Inc. *	2,314,760
61,900	Halliburton Co.	3,085,096
113,300	McDermott International, Inc. *	2,876,687
32,500	National Oilwell Varco, Inc.	2,576,275
46,200	Range Resources Corp.	2,700,852
60,000	Schlumberger Ltd.	5,595,600
		53,178,433
Finance: 16.3%
185,800	American Express Co.	8,398,160
140,000	AON Corp.	7,414,400
368,500	Bank of New York Mellon Corp.	11,007,095
56	Berkshire Hathaway, Inc. - Class A *	7,016,800
235,000	CapitalSource, Inc.	1,654,400
96,800	Charles Schwab Corp.	1,745,304
391,000	Cheung Kong Holdings Ltd. - ADR	6,373,300
16,700	Fairfax Financial Holdings Ltd.	6,309,427
128,000	Loews Corp.	5,515,520
75,300	Transatlantic Holdings, Inc.	3,664,851
		59,099,257
Masters' Select Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited) - continued

Shares		Value
Health Care, Pharmaceuticals & Biotechnology: 10.2%
26,000	Allergan, Inc.	$1,846,520
917,500	Boston Scientific Corp. *	6,596,825
51,000	Greatbatch, Inc. *	1,349,460
212,000	Health Management Associates, Inc.	2,310,800
40,000	Illumina, Inc. *	2,802,800
7,700	Intuitive Surgical, Inc. *	2,567,642
23,400	Johnson & Johnson	1,386,450
62,500	Laboratory Corporation of America Holdings *	5,758,125
85,300	Merck & Co., Inc.	2,815,753
71,000	NuVasive, Inc. *	1,797,720
222,000	Omnicare, Inc.	6,657,780
45,000	VCA Antech, Inc. *	1,133,100
		37,022,975
Industrials: 9.3%
75,600	ACS Actividades de Construccion y Servicios S.A.	3,553,099
2,352,180	CSR Corp. Ltd.	2,408,025
42,000	Hochtief AG	4,521,574
229,400	Iron Mountain, Inc.	7,164,162
73,670	Owens Corning *	2,651,383
16,000	Precision Castparts Corp.	2,354,880
48,000	Quad Graphics, Inc. *	2,041,920
123,200	Snap-on, Inc.	7,399,392
67,900	Titan International, Inc.	1,806,819
		33,901,254
Materials: 6.1%
34,500	Barrick Gold Corp.	1,790,895
567,840	Cemex S.A.B. de C.V. - ADR	5,070,811
131,110	Chemtura Corp. *	2,255,092
59,300	Georgia Gulf Corp. *	2,194,100
22,700	Haynes International, Inc.	1,258,715
65,800	Martin Marietta Materials, Inc.	5,900,286
41,500	Potash Corp. of Saskatchewan, Inc.	2,445,595
46,500	Sealed Air Corp.	1,239,690
		22,155,184
Technology: 21.2%
44,660	Acme Packet, Inc. *	3,169,073
22,100	Alliance Data Systems Corp. *	1,898,169
16,200	Apple, Inc. *	5,644,890
323,000	Broadridge Financial Solutions, Inc.	7,328,870
104,780	Ciena Corp. *	2,720,089
513,000	Dell, Inc. *	7,443,630
96,260	Digimarc Corp. *	2,781,914
267,800	Entropic Communications, Inc. *	2,262,910
21,500	Equinix, Inc. *	1,958,650
66,880	Fortinet, Inc. *	2,942,720
7,250	Google, Inc. - Class A *	4,250,023
373,530	Imagination Technologies Group Plc *	2,572,882
114,500	Molex, Inc.	2,369,005
70,520	Netlogic Microsystems, Inc. *	2,963,250
94,000	Omnivision Technologies, Inc. *	3,339,820
6,567	OpenTable, Inc. *	698,400
61,600	Plantronics, Inc.	2,255,792

Masters' Select Equity Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited) - continued

Shares		Value
Technology (continued)
50,900	QUALCOMM, Inc.	$2,790,847
16,000	Salesforce.com, Inc. *	2,137,280
314,000	Symmetricom, Inc. *	1,924,820
85,840	Ultratech, Inc. *	2,523,696
120,700	Visa, Inc. - Class A	8,885,934
120,000	Yahoo!, Inc. *	1,998,000
		76,860,664
Telecommunication Services: 1.5%
3,587,480	Level 3 Communications, Inc. *	5,273,596

TOTAL COMMON STOCKS
	(cost $276,740,863)	345,915,533

TOTAL INVESTMENTS IN SECURITIES
	(cost $276,740,863): 95.4%	345,915,533

Other Assets and Liabilities: 4.6%		16,840,319

Net Assets: 100.0%		$362,755,852

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments		$276,740,863
Gross unrealized appreciation		91,689,493
Gross unrealized depreciation		(22,514,823)
Net unrealized appreciation		$69,174,670

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Equity Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$332,670,162	$-	$-	$332,670,162
Depository Receipts	$13,245,371	$-	$-	$13,245,371
Total Equity	$345,915,533	$-	$-	$345,915,533
Total Investments in Securities	$345,915,533	$-	$-	$345,915,533
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Masters' Select International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 91.6%
Argentina: 0.6%
122,149	MercadoLibre, Inc.	$9,971,023

Australia: 1.4%
8,522,546	Telstra Corp. Ltd.	24,893,991

Austria: 1.9%
219,619	Andritz AG	20,494,077
274,886	Erste Group Bank AG	13,882,324
		34,376,401
Belgium: 2.2%
263,703	Anheuser-Busch InBev N.V.	15,034,385
356,622	Nationale A Portefeuille	24,570,812
		39,605,197
Brazil: 7.7%
3,044,600	BR Malls Participacoes S.A.	31,764,215
2,189,400	BRF - Brasil Foods S.A.	41,424,531
23,500	HRT Participacoes em Petrole S.A. *	24,531,897
2,737,362	OGX Petroleo e Gas Participacoes S.A. *	33,010,625
297,559	Petroleo Brasileiro S.A. - ADR	12,030,311
		142,761,579
Canada: 3.9%
2,685,100	Cline Mining Corp. *	9,642,930
1,294,100	Northern Dynasty Minerals Ltd. *	19,463,264
377,100	Potash Corp. of Saskatchewan, Inc.	22,222,503
1,688,486	Viterra, Inc.	20,432,801
		71,761,498
China: 2.5%
437,100	51job, Inc. - ADR *	27,943,803
231,487	Home Inns & Hotels Management, Inc. - ADR *	9,159,941
88,298	Sina Corp. *	9,451,418
		46,555,162
Denmark: 1.0%
148,003	Novo Nordisk A/S	18,610,355

Finland: 1.1%
637,716	Sampo Oyj	20,361,106

France: 4.1%
229,457	Neopost S.A.	20,116,787
199,964	Nexans S.A.	19,142,110
354,000	Publicis Groupe	19,871,138
101,857	Schneider Electric S.A.	17,423,554
		76,553,589
Germany: 6.1%
354,300	Aixtron AG	15,525,941
294,000	Bayer AG	22,785,396
221,654	Daimler AG	15,672,537
115,116	Linde AG	18,197,609
73,934	Muenchener Rueckversicherungs AG	11,640,342
465,000	SAP AG	28,492,809
		112,314,634

Masters' Select International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited) - continued

Shares		Value
Greece: 0.1%
109,556	Titan Cement Co. S.A.	$2,738,045

Hong Kong: 5.5%
860,000	Cheung Kong Holdings Ltd.	14,046,866
9,927,195	China Merchants Bank Co. Ltd.	27,513,833
9,297,000	Galaxy Entertainment Group Ltd. *	13,535,257
104,500	Hong Kong Exchanges and Cleaning Ltd.	2,271,330
1,021,000	Hutchison Whampoa Ltd.	12,093,796
6,215,600	Li & Fung Ltd.	31,815,840
		101,276,922
Ireland: 0.9%
1,150,000	Fly Leasing Ltd. - ADR	15,904,500

Israel: 1.6%
589,700	Teva Pharmaceutical Industries Ltd. - ADR	29,585,249

Italy: 1.1%
1,141,300	Lottomatica SpA	20,575,194

Japan: 10.3%
7,809,000	Daiwa Securities Group, Inc.	36,040,087
90,300	Fanuc Ltd.	13,735,375
2,175,000	Ichiyoshi Securities Co. Ltd.	14,846,865
1,228,000	Mitsui Fudosan Co. Ltd.	20,370,230
1,267,800	Nabtesco Corp.	32,043,465
563,000	Rohm Co. Ltd.	35,438,323
695,100	Sega Sammy Holdings, Inc.	12,143,465
5,036,000	Toshiba Corp.	24,763,223
		189,381,033
Netherlands: 4.7%
282,598	ASML Holding N.V.	12,466,026
4,096,600	ING Groep N.V	51,894,605
575,173	LyondellBasell Industries N.V. *	22,748,092
		87,108,723
Poland: 1.0%
10,220,925	Netia S.A.	18,880,687

South Korea: 2.5%
190,600	Hyundai Motor Co.	35,272,164
156,715	LG Corp.	11,686,300
		46,958,464
Spain: 3.4%
3,697,743	Banco Santander S.A.	42,966,030
249,045	Inditex S.A.	20,000,749
		62,966,779
Sweden: 1.1%
3,239,800	D. Carnegie AB #	0
265,502	LE Lundbergforetagen AB	20,606,816
		20,606,816

Masters' Select International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited) - continued

Shares		Value
Switzerland: 11.0%
438,000	Adecco S.A.	$28,884,376
376,200	Novartis AG	20,463,242
38,314	Pargesa Holding SA	3,681,223
97,478	Roche Holdings AG	13,963,439
66,052	Swatch Group AG (The)	29,286,731
580,400	Transocean Ltd. *	45,242,180
3,445,300	UBS AG	61,992,077
		203,513,268
Taiwan: 1.6%
23,412,785	United Microelectronics Corp.	12,181,511
23,731,485	Yuanta Financial Holding Co. Ltd.	17,068,366
		29,249,877
United Kingdom: 12.7%
397,167	BHP Billiton Plc	15,679,884
420,235	British American Tobacco Plc	16,873,847
2,316,362	Carpetright Plc	25,297,007
1,631,000	Diageo Plc	31,017,507
499,900	Ensco Plc - ADR	28,914,216
4,680,262	Resolution Ltd.	22,225,407
2,012,600	Rolls-Royce Group Plc	19,993,218
1,122,077	Tullow Oil Plc	26,075,089
2,039,314	Xstrata Plc	47,684,610
		233,760,785
United States: 1.6%
867,551	Sensata Technologies Holding N.V. *	30,130,046

TOTAL COMMON STOCKS
	(cost $1,458,332,153)	1,690,400,923

Principal
Amount		Value

SHORT-TERM INVESTMENTS: 8.1%
$ 149,114,000	State Street Bank & Trust Co., 0.010%, 03/31/11, due 04/01/11
	[collateral: par value $134,200,000, Fannie Mae, 4.377%, due 01/23/18,
	value $152,106,813] (proceeds $149,114,000)	149,114,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $149,114,000)	149,114,000

Masters' Select International Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited) - continued

		Value
TOTAL INVESTMENTS IN SECURITIES
(cost $1,607,446,153): 91.6%		$1,839,514,923

Other Assets and Liabilities: 0.3%		5,863,890

Net Assets: 100.0%		$1,845,378,813

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security
#	This security is valued in accordance with the Fund's fair valuation policy.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments		$1,607,446,153
Gross unrealized appreciation		318,304,142
Gross unrealized depreciation		(86,235,372)
Net unrealized appreciation		$232,068,770

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector		Net Assets

Consumer Discretionary		12.6%
Consumer Staples		6.8%
Energy		9.2%
Finance		23.7%
Health Care & Pharmaceuticals		5.7%
Industrials		13.5%
Materials		8.6%
Technology		9.1%
Telecom		2.4%
Utilities		0.0%
Cash and Other Assets		8.4%
Net Assets		100.0%

Master's Select International Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description					Total
Equity
Common Stock	$161,499,856	$1,405,363,048	$-	**	$1,566,862,904
Depository Receipts	$123,538,019	$-	$-		$123,538,019
Total Equity	$285,037,875	$1,405,363,048	$-		$1,690,400,923
Short-Term Investments	$-	$149,114,000	$-		$149,114,000
Total Investments in Securities	$285,037,875	$1,554,477,048	$-		$1,839,514,923
Other Financial instruments*	$(2,835,185)	$-	$-		$(2,835,185)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

** Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund. However, the value of these securities was $0 as of March 31, 2011.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2011, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $2,840,793 as of March 31, 2011. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement		Currency to	U.S. $ Value at	Currency to	U.S. $ Value at	Unrealized	Unrealized
Date		be Delivered	March 31, 2011	be Received	March 31, 2011	Appreciation	Depreciation
7/1/2011	112,000,000	Japanese Yen	$1,273,871	U.S. Dollars	$1,353,919	$-	$(80,048)
7/20/2011	322,000,000	Japanese Yen	3,706,219	U.S. Dollars	3,893,259	-	(187,040)
8/3/2011	267,000,000	Japanese Yen	3,098,059	U.S. Dollars	3,228,740	-	(130,681)
8/15/2011	364,000,000	Japanese Yen	4,284,873	U.S. Dollars	4,402,287	-	(117,414)
9/7/2011	875,000,000	Japanese Yen	10,435,923	U.S. Dollars	10,585,000	-	(149,077)
9/16/2011	85,000,000	Japanese Yen	1,039,349	U.S. Dollars	1,028,355	10,994	-
9/21/2011	560,000,000	Japanese Yen	6,947,374	U.S. Dollars	6,775,405	171,969	-
9/21/2011	597,000,000	Japanese Yen	7,281,376	U.S. Dollars	7,223,066	58,310	-
9/21/2011	590,000,000	Japanese Yen	7,226,938	U.S. Dollars	7,138,373	88,565	-
6/15/2011	8,100,000	Swiss Franc	8,227,694	U.S. Dollars	8,848,031	-	(620,337)
6/15/2011	5,150,000	Swiss Franc	5,355,490	U.S. Dollars	5,625,600	-	(270,110)
6/15/2011	4,520,000	Swiss Franc	4,726,649	U.S. Dollars	4,937,420	-	(210,771)
6/15/2011	4,180,000	Swiss Franc	4,508,488	U.S. Dollars	4,566,021	-	(57,532)
7/6/2011	2,350,000	Swiss Franc	2,225,168	U.S. Dollars	2,567,426	-	(342,258)
7/19/2011	4,000,000	Swiss Franc	3,859,551	U.S. Dollars	4,370,475	-	(510,924)
8/3/2011	3,780,000	Swiss Franc	3,636,084	U.S. Dollars	4,130,523	-	(494,439)

			$77,833,106		$80,673,899	$329,837	$(3,170,630)

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 96.8%
Consumer Discretionary: 15.8%
37,500	Best Buy Co., Inc.	$1,077,000
65,000	Comcast Corp.	1,509,300
95,000	DIRECTV - Class A *	4,446,000
37,000	Discovery Communications, Inc. *	1,302,770
80,000	H&R Block, Inc.	1,339,200
65,350	HSN, Inc. *	2,093,160
82,000	Liberty Media Corp. - Interactive *	1,315,280
26,550	Mohawk Industries, Inc. *	1,623,533
37,000	Walt Disney Co. (The)	1,594,330
		16,300,573
Consumer Staples: 10.2%
103,910	CVS Caremark Corp.	3,566,191
81,169	Imperial Tobacco Group Plc	2,510,189
94,499	Kraft Foods, Inc.	2,963,489
86,900	Sara Lee Corp.	1,535,523
		10,575,392
Energy: 6.1%
55,500	Cenovus Energy, Inc.	2,185,590
123,000	Chesapeake Energy Corp.	4,122,960
		6,308,550
Financials: 18.2%
54,460	ACE Ltd.	3,523,562
60,984	AON Corp.	3,229,713
67,400	Bank of America Corp.	898,442
88,000	Bank of New York Mellon Corp.	2,628,560
27,000	Capital One Financial Corp.	1,402,920
130,000	Cheung Kong Holdings Ltd. - ADR	2,119,000
24,710	Deutsche Boerse AG	1,876,855
8,200	Fairfax Financial Holdings Ltd.	3,098,042
		18,777,094
Health Care, Pharmaceuticals & Biotechnology: 13.8%
261,800	Boston Scientific Corp. *	1,882,342
44,000	Bristol Myers Squibb Co.	1,162,920
17,800	Laboratory Corp. of America Holdings *	1,639,914
86,320	Medtronic, Inc.	3,396,692
62,900	Omnicare, Inc.	1,886,371
109,930	Pfizer, Inc.	2,232,678
97,116	Rhoen Klinikum AG	2,107,564
		14,308,481
Industrials: 2.0%
34,400	Snap-on, Inc.	2,066,064

Materials: 3.9%
272,030	Cemex S.A.B. de C.V. - ADR	2,429,225
17,900	Martin Marietta Materials, Inc.	1,605,093
		4,034,318

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited) - continued

Shares		Value
Technology: 13.3%
92,200	Broadridge Financial Solutions, Inc.	$2,092,018
75	Comdisco Holding Co., Inc. *	694
330,000	Dell, Inc. *	4,788,300
38,500	eBay, Inc. *	1,195,040
66,000	Intel Corp.	1,331,220
40,500	Texas Instruments, Inc.	1,399,680
40,000	Tyco Electronics Ltd.	1,392,800
21,700	Visa, Inc. - Class A	1,597,554
		13,797,306
Telecommunication Services: 7.6%
2,783,708	Level 3 Communications, Inc. *	4,092,051
1,327,740	Vodafone Group Plc	3,760,905
		7,852,956
Utilities: 5.9%
87,930	E. ON AG	2,687,713
82,780	Exelon Corp.	3,413,847
		6,101,560
TOTAL COMMON STOCKS
	(cost $89,253,633)	100,122,294

TOTAL INVESTMENTS IN SECURITIES
	(cost $89,253,633): 96.8%	100,122,294

Other Assets and Liabilities: 3.2%		3,334,701

Net Assets: 100.0%		$103,456,995

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments		$89,253,633
Gross unrealized appreciation		23,426,434
Gross unrealized depreciation		(12,557,773)
Net unrealized appreciation		$10,868,661

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Value Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$95,574,069	$-	$-	$95,574,069
Depository Receipts	$4,548,225	$-	$-	$4,548,225
Total Equity	$100,122,294	$-	$-	$100,122,294
Total Investments in Securities	$100,122,294	$-	$-	$100,122,294
Other Financial instruments*	$(320,534)	$-	$-	$(320,534)
	.
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2011, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $320,534 as of March 31, 2011. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement		Currency to	U.S. $ Value at	Currency to	U.S. $ Value at	Unrealized	Unrealized
Date		be Delivered	March 31, 2011	be Received	March 31, 2011	Appreciation	Depreciation
4/15/2011	125,800	U.S. Dollar	$178,398	Euro Currency	$167,958	$10,440	$-
4/15/2011	601,986	U.S. Dollar	853,682	Euro Currency	828,260	25,422	-
4/15/2011	253,720	U.S. Dollar	359,803	Euro Currency	352,546	7,256	-
4/15/2011	4,051,166	Euro Currency	5,394,127	U.S. Dollar	5,744,998	-	(350,870)
4/15/2011	280,000	Euro Currency	380,307	U.S. Dollar	397,071	-	(16,764)
4/15/2011	139,300	Euro Currency	192,520	U.S. Dollar	197,543	-	(5,023)
4/15/2011	270,000	Euro Currency	377,534	U.S. Dollar	382,890	-	(5,355)
5/12/2011	187,700	U.S. Dollar	301,091	Pound Sterling	303,485	-	(2,393)
5/12/2011	112,900	U.S. Dollar	181,104	Pound Sterling	180,878	226	-
5/12/2011	3,713,284	Pound Sterling	5,973,040	U.S. Dollar	5,956,512	16,528	-

			$14,191,606		$14,512,140	$59,872	$(380,406)

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 92.8%
Consumer Discretionary: 15.9%
4,600	ANN, Inc. *	$133,906
30,000	California Pizza Kitchen, Inc. *	506,400
30,000	Coinstar, Inc. *	1,377,600
270,000	dELiA*s, Inc. *	486,000
47,400	Foot Locker, Inc.	934,728
40,000	HSN, Inc. *	1,281,200
30,600	Jarden Corp.	1,088,442
18,500	Kohl's Corp.	981,240
80,000	Liberty Media Corp. - Interactive *	1,283,200
25,211	Shutterfly, Inc. *	1,320,048
21,000	Signet Jewelers Ltd. *	966,420
21,680	Sotheby's	1,140,368
16,800	Time Warner Cable, Inc.	1,198,512
316,600	Wendy's/Arby's Group, Inc.	1,592,498
		14,290,562
Consumer Staples: 3.0%
120,000	Central Garden and Pet Co. *	1,105,200
25,335	Green Mountain Coffee Roasters, Inc. *	1,636,894
		2,742,094
Energy: 12.2%
9,500	Alpha Natural Resources, Inc. *	564,015
28,600	Atwood Oceanics, Inc. *	1,327,898
12,779	Baker Hughes, Inc.	938,362
10,600	Forest Oil Corp. *	400,998
15,500	Helmerich & Payne, Inc.	1,064,695
63,700	Key Energy Services, Inc. *	990,535
13,072	OYO Geospace Corp. *	1,288,638
32,500	Patterson-UTI Energy, Inc.	955,175
36,000	Rosetta Resources, Inc. * (a)	1,711,440
38,800	Rowan Companies, Inc. *	1,714,184
		10,955,940
Financials: 10.9%
193,500	Chimera Investment Corp.	766,260
155,000	CNO Financial Group, Inc. *	1,164,050
44,000	Federated Investors, Inc.	1,177,000
40,000	Hilltop Holdings, Inc. *	401,600
20,721	Portfolio Recovery Associates, Inc. *	1,763,978
120,000	Symetra Financial Corp.	1,632,000
8,000	White Mountains Insurance Group Ltd.	2,913,600
		9,818,488
Health Care: 7.1%
14,000	Community Health Systems, Inc. *	559,860
41,500	Healthsouth Corp. *	1,036,670
63,900	Impax Laboratories, Inc. *	1,626,255
43,000	Parexel International Corp. *	1,070,700
47,764	Zoll Medical Corp. *	2,140,305
		6,433,790

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited) - continued

Shares		Value
Industrials: 14.6%
15,800	Alaska Air Group, Inc. *	$1,002,036
54,000	Delta Air Lines, Inc. *	529,200
48,400	EnerSys *	1,923,900
47,200	IESI-BFC Ltd.	1,197,464
34,713	Robbins & Myers, Inc.	1,596,451
262,000	Taser International, Inc. *	1,066,340
36,400	Titan International, Inc.	968,604
51,000	Trinity Industries, Inc.	1,870,170
33,256	WESCO International, Inc. *	2,078,500
25,200	Woodward, Inc.	870,912
		13,103,577
Information Technology: 23.3%
17,045	Acme Packet, Inc. *	1,209,513
26,900	Altera Corp.	1,184,138
32,700	Arrow Electronics, Inc. *	1,369,476
41,400	Avnet, Inc. *	1,411,326
189,000	Brocade Communications Systems, Inc. *	1,162,350
282,500	Global Cash Access Holdings, Inc. *	923,775
166,500	Magma Design Automation, Inc. *	1,135,530
54,580	Molex, Inc.	1,129,260
31,698	Netlogic Microsystems, Inc. *	1,331,950
48,800	Omnivision Technologies, Inc. *	1,733,864
29,600	Plantronics, Inc.	1,083,952
40,934	RealD, Inc. *	1,119,954
37,334	Skyworks Solutions, Inc. *	1,210,369
32,624	Synchronoss Technologies, Inc. *	1,133,684
35,000	Taleo Corp.- Class A *	1,247,750
45,051	Vocus, Inc. *	1,165,019
38,700	Western Digital Corp. *	1,443,123
		20,995,033
Materials: 5.8%
28,400	Georgia Gulf Corp. *	1,050,800
18,300	Haynes International, Inc.	1,014,735
26,200	Kronos Worldwide, Inc.	1,531,390
81,500	PolyOne Corp.	1,158,115
70,100	Spartech Corp. *	508,225
		5,263,265
TOTAL COMMON STOCKS
	(cost $61,094,191)	83,602,749

TOTAL INVESTMENTS IN SECURITIES
	(cost $61,094,191): 92.8%	83,602,749

Other Assets and Liabilities: 7.2%		6,488,603

Net Assets: 100.0%		$90,091,352

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security
(a)	Restricted Security

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited) - continued

Value
The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$61,094,191
Gross unrealized appreciation	25,179,148
Gross unrealized depreciation	(2,670,590)
Net unrealized appreciation	$22,508,558

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Smaller Companies Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$82,836,489	$-	$-	$82,836,489
Real Estate Inestment Trusts	$766,260	$-	$-	$766,260
Total Equity	$83,602,749	$-	$-	$83,602,749
Total Investments in Securities	$83,602,749	$-	$-	$83,602,749
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Masters' Select Focused Opportunities Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 97.7%
Consumer Discretionary: 4.6%
17,000	Amazon.com, Inc. *	$3,062,210

Consumer Staples: 12.1%
96,950	CVS Caremark Corp.	3,327,324
100,706	Kraft Foods, Inc.	3,158,140
24,160	Procter & Gamble Co.	1,488,256
		7,973,720
Energy: 18.3%
111,280	Canadian Natural Resources Ltd.	5,500,571
40,000	National Oilwell Varco, Inc.	3,170,800
37,000	Schlumberger Ltd.	3,450,620
		12,121,991
Financials: 18.9%
65,880	American Express Co.	2,977,776
109,899	Bank of New York Mellon Corp.	3,282,683
108,350	Loews Corp.	4,668,802
49,860	Wells Fargo & Co.	1,580,562
		12,509,823
Health Care: 10.9%
9,500	Intuitive Surgical, Inc. *	3,167,870
199,420	Pfizer, Inc.	4,050,220
		7,218,090
Industrials: 4.1%
87,300	Iron Mountain, Inc.	2,726,379

Technology: 13.0%
9,000	Apple, Inc. *	3,136,050
55,000	QUALCOMM, Inc.	3,015,650
33,300	Visa, Inc. - Class A	2,451,546
		8,603,246
Telecommunication Services: 6.6%
1,531,310	Vodafone Group Plc	4,337,529

Utilities: 9.2%
105,450	E.ON AG	3,223,238
69,070	Exelon Corp.	2,848,447
		6,071,685
TOTAL COMMON STOCKS
	(cost $51,360,909)	64,624,673

TOTAL INVESTMENTS IN SECURITIES
	(cost $51,360,909): 97.7%	64,624,673

Other Assets and Liabilities: 2.3%		1,536,668

Net Assets: 100.0%		$66,161,341

Percentages are stated as a percent of net assets.

*	Non-Income Producing Security

Masters' Select Focused Opportunities Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2011 (Unaudited) - continued

Value

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$51,360,909
Gross unrealized appreciation	16,336,070
Gross unrealized depreciation	(3,072,306)
Net unrealized appreciation	$13,263,764

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Focused Opportunities Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2011.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of March 31, 2011. These assets are measured on a recurring basis.

	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs

Description				Total
Equity
Common Stock	$64,624,673	$-	$-	$64,624,673
Total Equity	$64,624,673	$-	$-	$64,624,673
Total Investments in Securities	$64,624,673	$-	$-	$64,624,673
Other Financial instruments*	$(147,584)	$-	$-	$(147,584)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At March 31, 2011, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $147,584 as of March 31, 2011. The terms of the open contracts are as follows:

						Asset Derivatives
Settlement		Currency to	U.S. $ Value at	Currency to	U.S. $ Value at	Unrealized
Date		be Delivered	March 31, 2011	be Received	March 31, 2011	Appreciation
4/15/2011	120,000	U.S. Dollars	$170,173	Euro Currency	$167,793	$2,380
4/15/2011	121,310	U.S. Dollars	172,031	Euro Currency	168,561	3,470
4/15/2011	1,656,681	Euro Currency	2,205,870	U.S. Dollars	2,349,355	-
4/15/2011	200,000	Euro Currency	271,648	U.S. Dollars	283,622	-
4/15/2011	230,000	Euro Currency	316,554	U.S. Dollars	326,165	-
5/12/2011	187,000	U.S. Dollars	299,968	Pound Sterling	299,595	373
5/12/2011	2,530,424	Pound Sterling	4,070,339	U.S. Dollars	4,059,076	11,263

			$7,506,583		$7,654,167	$17,486

Item 2. Controls and Procedures.

(a)
The registrant’s President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Masters’ Select Funds Trust

By (Signature and Title)    /s/ Kenneth E. Gregory
                                                    Kenneth E. Gregory, President and Principal Executive Officer

Date        May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Kenneth E. Gregory
                                                    Kenneth E. Gregory, President and Principal Executive Officer

Date        May 25, 2011

By (Signature and Title)   /s/ John Coughlan
   John Coughlan, Treasurer and Principal Financial Officer

Date        May 25, 2011